OTHER COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
OTHER COMMITMENTS AND CONTINGENCIES [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES

10.          OTHER COMMITMENTS AND CONTINGENCIES

The following table sets forth the book value of the Partnership's vessels secured against long term loans and capital leases.

Assets Pledged

(in thousands of $)	At June 30, 2012	At December 31, 2011
Book value of vessels secured against long-term loansand capital leases	835,103	853,055